Organization and Nature of Operations	12 Months Ended
Mar. 31, 2023
Significant Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Paranovus Entertainment Technology Limited (“Paranovus Cayman”) is a holding company. It was incorporated on February 13, 2018 under the laws of the Cayman Islands and previously named Happiness Biotech Group Limited. On November 5, 2021, the Company changed its name to Happiness Development Group Limited under the special resolution dated October 21, 2021. On March 13, 2023 the Company changed its name to Paranovus Entertainment Technology Limited under the special resolution dated March 13, 2023.The Company has no substantive operations other than holding all of the outstanding share capital of Happiness Biology Technology Group Limited (“Happiness Hong Kong”) and Paranovus Entertainment Technology Limited (“Paranovus NewYork”). Happiness Hong Kong is a holding company of all of the equity or ownership of Happiness (Fuzhou) E-commerce Co., Ltd (“Happiness Fuzhou”). Paranovus NewYork is a holding company of 100% equity or ownership of 2Lab3 LLC, which was established on December 8, 2022.

Happiness Fuzhou is a holding company of all of the equity or ownership of Fujian Happiness Biotech Co., Limited (“Fujian Happiness”), Fuzhou Happiness Enterprise Management Consulting Co., Ltd. (“Fujian Consulting”), Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”), and Taochejun (Fujian) Automobile Sales Co., Ltd. (“Fujian Taochejun”).

Reorganization

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of PARANOVUS ENTERTAINMENT TECHNOLOGY LIMITED, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Fuzhou) E-commerce Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Fuzhou. Paranovus Cayman, Happiness Hong Kong and Happiness Fuzhou are all holding companies and had not commenced operation until August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore, the above-mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 Ordinary shares and 10,000,000 Preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value was changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares. As of March 31, 2019, the Company has 23,000,000 ordinary shares issued and outstanding. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

Initial Public Offering

On October 25, 2019, the Company announced the closing of its initial public offering of 2,000,000 ordinary shares, US$0.0005 par value per share (“Ordinary Shares”) at an offering price of $5.50 per share for a total of $11,000,000 in gross proceeds. The Company raised total net proceeds of $9,342,339 after deducting underwriting discounts and commissions and offering expenses. In addition, the Company granted to its underwriters, Univest Securities, LLC as the Underwriter Representative, an option for a period of 45 days after the closing of the initial public offering to purchase up to 15% of the total number of the Company’s Ordinary Shares to be offered by the Company pursuant to the initial public offering (excluding shares subject to this option), solely for the purpose of covering overallotments, at the initial public offering price less the underwriting discount.

During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Fuzhou) E-commerce Co., Ltd (“ Happiness Fuzhou”)	June 1, 2018	PRC	US$ 10,000,000		Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd.	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd.	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Nanping Happiness	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Hangzhou C’est la vie Interactive Technology Co., Ltd. (“Hangzhou C’est la vie”) (b)	August 26, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Online sales
Fujian Lever Media Co., Ltd. (“Fujian Lever”) (b)	March 1, 2021	PRC	RMB 10,000,000	51% by Hangzhou C’est la vie	Online sales
Shunchang Baolong Electronic Commerce Co., Ltd. (b)	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Shunchang Shihong Electronic Commerce Co., Ltd. (b)	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Happiness Youdao (Hangzhou) Electronic Commerce Co., Ltd. (b)	August 21, 2017	PRC	RMB 10,000,000	70% by Hangzhou C’est la vie	Online sales

Putian City Hanjiang District Luochen Network Technology Co., Ltd. (“Putian Luochen”) (a)	February 8, 2021	PRC	RMB 100,000	100% by Hangzhou C’est la vie	Online sales
Putian City Hanjiang District Qiyao Trading Co., Ltd. (a)	February 9, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Putian City Hanjiang District Zhiran Trading Co., Ltd. (a)	February 8, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Fujian Seravi Electronic Commerce Co., Ltd. (“Fujian Seravi”) (b)	November 30, 2020	PRC	RMB 10,000,000	100% by Hangzhou C’est la vie	Online sales
Shunchang Qida Electronic Commerce Co., Ltd. (a)	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Penghong Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Fujian Daji Media Co., Ltd. (“Daji”) (c)	February 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Live streaming service
Happy Buy (Nanping) Automobile Sales Co., Ltd. (d)	December 15, 2020	PRC	RMB 5,000,000	100% by Happy Buy Automobile	Automobile sales
Happy Optimal (Fujian) Network Technology Co., Ltd. (“Happy Optimal”) (c)	December 29, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Shunchang Salt Sweet Network Technology Co., Ltd. (a)	July 9, 2021	PRC	RMB 500,000	100% by Shunchang Haiwushuo	Online Sales
Haiwushuo (Hangzhou) Media Technology Co., Ltd. (a)	October 29, 2021	PRC	RMB 1,000,000	100% by Shunchang Haiwushuo	Advertising service, online sales
Shunchang County Partners Supply Chain Management Co., Ltd. (b)	June 11, 2021	PRC	RMB 2,000,000	51% by Hangzhou C’est la vie	Online Sales, Advertising
Shunchang Youxi e-commerce Co., Ltd. (b)	May 18, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online Sales
Haiwushuo (Fujian) Food Co., Ltd. (a)	March 9, 2022	PRC	RMB 10,000,000	51% by Nanping Happiness	Advertising service, online sales
Happy Unicorn (Hangzhou) Network Technology Co., Ltd. (“Happy Unicorn”) (c)	June 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service, online sales, automobile sales, Internet technology service
Ganzhou Youjia New Energy Automobile Sales Co., Ltd. (a)	May 10, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Happy car source (Ningbo) Automobile Service Co., Ltd. (a)	May 14, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales

Wuhan Xingfu Youxuan Automobile Sales Co., Ltd. (a)	May 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Zhejiang Yiche Chuxing Technology Co., Ltd. (a)	May 26, 2020	PRC	RMB 10,000,000	100% by Hangzhou Taochejun	Technology service, automobile sales
Happy Travel Technology (Fujian) Co., Ltd. (e)	October 27, 2020	PRC	RMB 50,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd.	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.
Taochejun (Xi’an) Car Rental Co., Ltd. (a)	August 20, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Taochejun (Fuzhou) Automotive Technology Co., Ltd. (g)	December 27, 2019	PRC	RMB 30,000,000	60% by Fujian Taochejun	Automobile sales, online sales
Fuzhou Taochejun Culture Media Co., Ltd. (f)	July 12, 2021	PRC	RMB 1,000,000	100% by Fujian Taochejun	Advertising service, information consulting service,
Taochejun (Hainan) New Energy Technology Co., Ltd.	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Hunan Xingfu Vehicle Source Technology Co., Ltd. (a)	May 28, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	NEV charging technology service, advertising service, automobile sales, automobile parts sales
Happy Automobile Service (Nanping) Co., Ltd. (e)	December 4, 2020	PRC	RMB 30,000,000	70% by Fujian Taochejun	Automobile sales, online sales
Hangzhou Happiness Youche Automobile Partnership (Limited partnership) (a)	December 29, 2021	PRC	RMB 3,000,000	60% by Nanping Happiness	automobile parts sales
Taochejun (Fujian) automobiles Co., ltd	April 27, 2021	PRC	RMB 30,000,000	100% by Nanping Happiness	Automobile sales

(a)	During the year ended March 31, 2023, the Company closed 15 subsidiaries to optimize the Company’s structure on online store business.
(b)	Hangzhou C’est la vie and its subsidiaries were focus on the online store operation. In August 2022, the Company disposed Hangzhou C’est la vie and its subsidiaries to a third party.
(c)	Happy Unicorn and its subsidiaries were focus on the online store operation and automobile sales. In August 2022, the Company disposed Happy Unicorn and its subsidiaries to a third party.
(d)	On October 9, 2022, the Company transferred the 100% of the equity interests of Happy Buy (Nanping) Automobile Sales Co., Ltd. to a third party due to the business optimization.
(e)	On October 9, 2023, the Company transferred the 100% of the equity interests of Happy Travel Technology (Fujian) Co., Ltd. and 70% of the equity interests of Happy Automobile Service (Nanping) Co., Ltd to a third party due to the business optimization.
(f)	Fuzhou Taochejun Culture Media Co., Ltd. was disposed to a third party on October 26, 2023 due to the business optimization.
(g)	Taochejun (Fuzhou) Automotive Technology Co., Ltd. was focus on the online automobiles sales. On December 16, 2023, the Company disposed Taochenjun (Fuzhou) to a third party.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company incurred a net loss of US$72,187,116 during the financial year ended March 31, 2023 and, as of that date, the Company’s current liabilities exceeded its current assets by US$11,167,107. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Notwithstanding the above, the Company's continues to have a reasonable expectation that adequate resources to continue in operation through disposing the assets with losses and improving the remaining operation with positive cash contributions for at least the next 12 months and that the going concern basis of operation these finance statement remains appropriate based on the following factors:

To sustain its ability to support the Company's operating activities, the Company considered supplementing its sources of funding through the following:

●	Cash and cash equivalents generated from operations:

●	The banking facilities from their bankers for their working capital requirements for the next twelve months will be available as and when required;

●	Funding from the existing financial institutions with existing available credit lines;

●	Obtaining funds through future private placements or public offerings.